TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 328	$ 334
Payables for non-current assets	291	287
Customer deposits	756	550
Other customer liabilities and payables	67	105
Total trade and other payables	$ 1,442	$ 1,276